Property and Equipment - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 5.8	$ 13.7
Computer and Hardware
Property, Plant and Equipment [Line Items]
Impairment of property and equipment	$ 7.9	$ 3.0